Advances of Federal Home Loan Bank (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	$ 26,719	$ 26,991
Federal Home Loan one
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	26,719	0
Federal Home Loan two
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	$ 0	$ 26,991